Investments (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fixed maturities [Member]
Gross realized gains and losses on the sale of available for sale fixed maturity and equity security investments
Gross gains	$ 31	$ 29	$ 34
Gross losses	(5)	(1)	(3)
Equity securities [Member]
Gross realized gains and losses on the sale of available for sale fixed maturity and equity security investments
Gross gains	18	16	43
Gross losses	$ (1)	$ 0	$ 0